Average Annual Total Returns - Class A and Class C - Inverse Russell 2000 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years
Total	(61.79%)	(34.15%)	(31.36%)	(60.60%)	(34.01%)	(31.49%)